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[ORRICK GRAPHIC]                              ORRICK, HERRINGTON & SUTCLIFFE LLP
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December 20, 2005                             Lara K. Daly
                                              (212) 506-5289
                                              ldaly@orrick.com

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Filing Desk

         Re: American Express Receivables Financing Corporation II American Express Receivables Financing Corporation III LLC American Express Receivables Financing Corporation IV LLC Form S-3 Registration Statement
                  ----------------------------------------------------------

Ladies and Gentlemen:

         On behalf of American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, transmitted herewith through the EDGAR system for filing pursuant to the Securities Act of 1933, as amended, is the Registration Statement on Form S-3.

         The registration fee of $107.00 with respect to the above-mentioned Form S-3 filing, has been transmitted to the Mellon Bank lockbox depository via wire transfer.

         Should you have any questions or require anything further in connection with this filing, please do not hesitate to contact me at (212) 506-5289.

         Thank you in advance for your attention to this matter.

                                                              Very truly yours,

                                                              /s/ Lara K. Daly

                                                              Lara K. Daly

                                                              Enclosure